JD Digits reorganization (Details 2) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
JD Digits reorganization
Net income from discontinued operations, net of tax	¥ 6,915
Net loss from discontinued operations attributable to non-controlling interests shareholders	(5,030)
Net income from discontinued operations attributable to mezzanine equity classified as non-controlling interests shareholders	281,021
Net loss from discontinued operations attributable to ordinary shareholders	(269,076)
JD Digits | Held-for-sale
JD Digits reorganization
Net revenues	2,392,903
Operating expenses	(2,067,622)
Income from operations of discontinued operations	325,281
Other expenses	(316,245)
Income from discontinued operations before tax	9,036
Income tax expenses	(2,121)
Net income from discontinued operations, net of tax	6,915
Net loss from discontinued operations attributable to non-controlling interests shareholders	(5,030)
Net income from discontinued operations attributable to mezzanine equity classified as non-controlling interests shareholders	281,021
Net loss from discontinued operations attributable to ordinary shareholders	¥ (269,076)